Weighted Average Basic and Diluted Number of Common Shares Outstanding (Tables)	12 Months Ended
Dec. 31, 2023
Weighted Average Basic and Diluted Number of Common Shares Outstanding
Schedule of weighted average basic and diluted number of common shares outstanding
	Year ended	Year ended
	December 31,	December 31,
	2023	2022

Basic weighted average number of shares	212,701,865	184,416,034
Effect of dilutive stock options and warrants	-	-
Diluted weighted average number of shares	212,701,865	184,416,034